Short-term Investments and Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2012
Short-term Investments and Fair Value of Financial Instruments [Abstract]
Short-term Investments and Fair Value of Financial Instruments
(7)	Short-term Investments and Fair Value of Financial Instruments

As of December 31, 2011 and September 30, 2012, the carrying amounts of financial instruments held by the Company, which include cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments. In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates. See Note 10 for a discussion of the fair value of the derivative embedded in debt issued in September 2012 and Note 12 for a discussion of the fair value of liability-classified warrants.

As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million. The Company has the ability and intent to hold these investments until maturity and, therefore, has classified the investments as held-to-maturity, which we carry at amortized cost. Due to the short-term nature of these investments, unrealized gains and losses have been deemed temporary and, therefore, not recognized in the accompanying financial statements. Income generated from short-term investments is recorded to interest income.

Fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and September 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents		$9,244	$—	$—	$9,244
Short-term investments		6,066	—	—	6,066
		$15,310	$—	$—	$15,310
Liabilities:
Warrant liability		$—	$—	$2,511	$2,511

At September 30, 2012:
Assets:
Cash and cash equivalents		$1,374	$—	$—	$1,374
Short-term investments		—	—	—	—
		$1,374	$—	$—	$1,374
Liabilities:
Embedded derivative liability of Demand Notes		$—	$—	$310	$310
Warrant liability		—	—	2,144	2,144
	$		$—	$2,454	$2,454

The reconciliation of embedded derivative liability portion of the Demand Notes (the Demand Notes) measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):
Embedded Derivative liability of Demand Notes

Balance at December 31, 2011	$—
Record derivative liability	310
Balance at September 30, 2012	$310

The fair value of the embedded derivative liability of Demand Notes is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 10 for further discussion of the embedded derivative liability of Demand Notes.

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):
Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(367)
Balance at September 30, 2012	$2,144

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the warrant liability.

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the warrant liability.